VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

Movements in the six months ended June 30, 2019 may be summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2018	2,808,356	(331,601)	2,476,755
Depreciation	—	(49,752)
Additions to vessels and equipment	12,353	—
Transfers from Newbuildings	166,121	—
Balance at June 30, 2019	2,986,830	(381,353)	2,605,477

In the six months ended June 30, 2019, the Company took delivery of two VLCC newbuildings, Front Defender and Front Discovery. The Company also completed the installation of EGCSs on three vessels during the period.